Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The table below provides detail regarding the Company's intangible assets.

	Goodwill	Core Deposit and Other Intangibles	Total
	(In thousands)
Balance at September 30, 2015	$291,503	$7,855	$299,358
Amortization	—	(2,369)	(2,369)
Balance at September 30, 2016	291,503	5,486	296,989
Additions	1,650	1,720	3,370
Amortization	—	(1,677)	(1,677)
Balance at September 30, 2017	$293,153	$5,529	$298,682

Schedule of future amortization expense
The table below presents the estimated future amortization expense of core deposit and other intangibles for the next five years.

Fiscal Year	Expense
(In thousands)
2018	$1,376
2019	1,324
2020	1,295
2021	457
2022	138